LIQUIDITY AND CAPITAL RESOURCES	12 Months Ended
Dec. 31, 2023
Liquidity And Capital Resources
LIQUIDITY AND CAPITAL RESOURCES

NOTE 3 – LIQUIDITY AND CAPITAL RESOURCES

As reflected in the Company’s consolidated financial statements, the Company has incurred a net loss of $2,634,141, $3,063,349 and $6,052,675 for the years ended December 31, 2023, 2022 and 2021, respectively. During the years ended December 31, 2023, 2022 and 2021, the Company had a negative cash flow from operating activities of $2,978,919, $3,208,138 and $3,548,656, respectively. As of December 31, 2023 and 2022, the Company had accumulated deficits of $39,583,437 and $36,940,753, respectively. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company has financed the operations primarily through cash flow from operations, loans from banks, and proceeds from equity instrument financing, where necessary. On March 22, 2024, we filed a New F-3 Registration Statement, which includes a Prospectus Supplement and a base prospectus supplemented by the Prospectus Supplement, covering (i) the offering, issuance and sale by us of up to a maximum aggregate offering price of $50,000,000 of our ordinary shares, preferred shares, warrants, debt securities, rights, depositary shares, and/or units from time to time in one or more offerings, and (ii) up to a maximum aggregate offering price of $4,267,622 of our ordinary shares that may be issued and sold from time to time under the ATM Agreement, as amended by the ATM Amendment No.1 on March 22, 2024, with H.C. Wainwright & Co., LLC as Sales Agent. We are not permitted to sell any ATM Shares prior to the effectiveness of the New F-3 Registration Statement. As of the date of this report, the New F-3 Registration Statement has not been declared effective yet.

As of April 23, 2024, the Company had approximately $0.75 million of cash, which is placed with financial institutions and is unrestricted as to withdrawal or use. The Company intends to meet the cash requirements for the next 12 months from the issuance date of the Company’s audited consolidated financial statements. Management’s plan for mitigating the conditions of substantial doubt about the Company’s ability to continue as a going concern includes a combination of improving operational efficiency, debt financing and financial support from the Chief Executive Officer and Chairman of the Board of the Company. The Company will collect the receivables more closely and review the payment schedule in a planned manner, especially for seismic and G&G study. The Company will focus on the completion and full interpretation of seismic operations that will take approximately 12 months, and after which the Company will plan to re-start the continuous new well drilling campaign at Kruh Block in 2026, subject to the availability of funding. There will be no new well drilling activity for the next 12 months till 2026. The Company currently does not have any outstanding short-term or long-term bank borrowings balance. Management expects that it will be able to obtain new bank loans based on past experience and the Company’s good credit history. In addition, Mr. Wirawan Jusuf, the Chief Executive Officer and Chairman of the Board of the Company, has agreed to provide $4 million of financial support in the form of debt to the Company to enable the Company to meet its obligations and commitments as they become due for at least next 12 months from the issuance date of this financial statement for the year ended December 31, 2023.

The Company believes that the current cash and anticipated cash flows from operating and financing activities will be sufficient to meet its anticipated working capital requirements and commitments for at least the next 12 months after the issuance of the Company’s accompanying audited consolidated financial statements. Management believes that it is probable that the above plans can be effectively implemented, and it is probable that such plans will mitigate the conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern. The Company has prepared the consolidated financial statements on a going concern basis. If the Company encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity. Management cannot provide any assurance that the Company will raise additional capital if needed.